Earnings Per Share	6 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share
13.	Earnings Per Share

Basic and diluted earnings per share is calculated as follows:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net (loss)/income	$(1,671,707)	$1,066,894
Denominator:
Weighted average number of ordinary shares outstanding*
Basic and diluted	37,430,968	35,990,935

(Loss)/earnings per ordinary share
Basic and diluted	$(0.04)	$0.03

*	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.